UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [ ]                        Amendment Number:
                                                                     ---------
Institutional Investment Manager Filing this Report:

Name:     Sidus Investment Management, LLC

Address:  767 Third Avenue
          New York, NY 10017

Form 13F File Number: 028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Oshiro

Title:    CFO

Phone:    (212) 751-6644

Signature, Place, and Date of Signing:

/s/ Peter Oshiro        New York, New York                   May 12, 2008
----------------        ------------------                 -----------------
  [Signature]             [City, State]                         [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $76,105 (in thousands)

List of Other Included Managers:         None



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
                                                    FORM 13F INFORMATION TABLE

                COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6      COLUMN 7  COLUMN 8
                --------              --------     --------   --------      --------      --------      --------  --------
                                      TITLE OF                 VALUE     SHRS OR   SH/   INVESTMENT      OTHER     VOTING
             NAME OF ISSUER            CLASS        CUSIP     (x$1000)   PRN AMT   PRN   DISCRETION     MANAGERS  AUTHORITY
             --------------            -----        -----     --------   -------   ---   ----------     --------  ---------


ADC TELECOMMUNICATIONS                  COM      000886309       3624     300000   SH       SOLE          NONE      SOLE
ADVANCED ANALOGIC TECHNOLOGIES INC.     COM      00752J108        821     146140   SH       SOLE          NONE      SOLE
ADVANCED ENERGY INDUSTRIES              COM      007973100       1486     112070   SH       SOLE          NONE      SOLE
APAC CUSTOMER SERVICES INC              COM      00185E106       3561    4092799   SH       SOLE          NONE      SOLE
ARRIS GROUP INC                         COM      04269Q100       1705     292880   SH       SOLE          NONE      SOLE
BOOKHAM INC                             COM      09856E105       4248    3100434   SH       SOLE          NONE      SOLE
BORLAND SOFTWARE CORP                   COM      099849101       1968     974230   SH       SOLE          NONE      SOLE
COMVERSE TECHNOLOGY INC                 COM      205862402       5390     350000   SH       SOLE          NONE      SOLE
CONCURRENT COMPUTER CORP NEW            COM      206710204       2258    3225000   SH       SOLE          NONE      SOLE
DYCOM INDS INC                          COM      267475101        369      30710   SH       SOLE          NONE      SOLE
ELECTROGLAS INC                         COM      285324109       2334    1609820   SH       SOLE          NONE      SOLE
EQUIFAX INC                             COM      294429105       1009      29270   SH       SOLE          NONE      SOLE
FAIR ISAAC CORP                         COM      303250104        525      24390   SH       SOLE          NONE      SOLE
IKANOS COMMUNICATIONS                   COM      45173E105       1735     379670   SH       SOLE          NONE      SOLE
INTEGRATED DEVICE TECHNOLOGY INC        COM      458118106       1088     121820   SH       SOLE          NONE      SOLE
LCC INTERNATIONAL INC CL A             CL A      501810105       2008    1278800   SH       SOLE          NONE      SOLE
LOOKSMART LTD.                          COM      543442503       5070    1540980   SH       SOLE          NONE      SOLE
MARVELL TECHNOLOGY GROUP LTD            COM      G5876H105       1060      97420   SH       SOLE          NONE      SOLE
MAXIM INTEGRATED PRODS INC              COM      57772K101       1492      73170   SH       SOLE          NONE      SOLE
MICROSTRATEGY INC CL A                 CL A      594972408        722       9760   SH       SOLE          NONE      SOLE
MICROTUNE INC                           COM      59514P109        535     146180   SH       SOLE          NONE      SOLE
MINDSPEED TECHNOLOGIES, INC.            COM      602682106       1536    3200000   SH       SOLE          NONE      SOLE
NETAPP, INC                             COM      64120L104       4885     243620   SH       SOLE          NONE      SOLE
NMS COMMUNICATIONS CORP                 COM      629248105       3750    2500000   SH       SOLE          NONE      SOLE
OPENWAVE SYS INC                        COM      683718308       6615    2700000   SH       SOLE          NONE      SOLE
OPTIUM CORP.                            COM      68402T107        340      48300   SH       SOLE          NONE      SOLE
PAETEC HOLDING CORP.                    COM      695459107        812     121950   SH       SOLE          NONE      SOLE
PARAMETRIC TECHNOLOGY CORP              COM      699173209       2335     146140   SH       SOLE          NONE      SOLE
QLOGIC CORP                             COM      747277101       1535     100000   SH       SOLE          NONE      SOLE
RICHARDSON ELECTRONICS LTD              COM      763165107       2440     576870   SH       SOLE          NONE      SOLE
SUPPORTSOFT, INC                        COM      868587106       5135    1555991   SH       SOLE          NONE      SOLE
SWITCH & DATA FACILITIES                COM      871043105        995      97440   SH       SOLE          NONE      SOLE
SYCAMORE NETWORKS INC                   COM      871206108       1098     300000   SH       SOLE          NONE      SOLE
SYMANTEC CORP                           COM      871503108       1621      97510   SH       SOLE          NONE      SOLE

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